Insurance Contracts - Insurance Contracts Issued and Reinsurance Contracts Held By Remaining Coverage and Incurred Claims (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	$ 154,710
Insurance contract assets, beginning balance	184
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Incurred claims and other expenses	(20,163)	$ (16,853)
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	(341)	(202)
Changes related to past service (changes in FCF related to liability for incurred claims)	2,397	(95)
Total changes	2,704	1,592
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Insurance contract assets, ending balance	355	184
Insurance contract liabilities, ending balance	167,366	154,710
Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	135,669	131,294
Insurance contract assets, beginning balance	184	75
Insurance contracts liability (asset) at beginning of period	135,485	131,219
Insurance revenue:
Increase (decrease) through insurance revenue, insurance contracts liability (asset)	(22,637)	(21,356)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Incurred claims and other expenses	20,163	16,853
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	341	202
Changes related to future service (losses on onerous groups and reversals of such losses)	266	126
Changes related to past service (changes in FCF related to liability for incurred claims)	(2,397)	95
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	18,373	17,276
Insurance service result	(4,264)	(4,080)
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	5,139	9,675
Total changes recognized in income	875	5,595
Foreign currency translation	4,645	(1,194)
Total changes	5,520	4,401
Cash flows:
Premiums received	34,027	31,876
Amounts paid to policyholders and other insurance service expenses paid	(28,443)	(25,956)
Insurance acquisition cash flows	(1,259)	(2,061)
Fees received from segregated funds	419	422
Other	1,165	393
Total cash flows	5,909	4,674
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Actual investment component excluded from insurance service expense	0	0
Dispositions		(4,809)
Insurance contract assets, ending balance	355	184
Insurance contract liabilities, ending balance	147,269	135,669
Insurance contracts liability (asset) at end of period	146,914	135,485
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	1,623	1,603
Insurance contract assets, beginning balance	5,794	6,115
Insurance contracts liability (asset) at beginning of period	(4,171)	(4,512)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Increase (decrease) through effect of excluding changes in risk of non-performance by issuer of reinsurance contracts held, insurance contracts liability (asset)	85	(69)
Increase (decrease) through effect of changes in risk of non-performance by issuer of reinsurance contracts held, insurance contracts liability (asset)	0	0
Increase (decrease) through effect of income (expense) for reinsurance contracts held, insurance contracts liability (asset)	85	(69)
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	51	59
Total changes recognized in income	136	(10)
Foreign currency translation	368	(171)
Total changes	504	(181)
Cash flows:
Increase (decrease) through premiums paid for reinsurance contracts held, insurance contracts liability (asset)	2,179	2,268
Increase (decrease) through incurred claims recovered and other insurance service expenses recovered under reinsurance contracts held, insurance contracts liability (asset)	(2,213)	(2,111)
Other	(148)	(197)
Total cash flows	(182)	(40)
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Actual investment component excluded from insurance service expense	0	0
Dispositions		(120)
Insurance contract assets, ending balance	6,318	5,794
Insurance contract liabilities, ending balance	1,825	1,623
Insurance contracts liability (asset) at end of period	(4,493)	(4,171)
non-PAA
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	341	202
non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	118,405	114,371
Insurance contract assets, beginning balance	184	75
Insurance contracts liability (asset) at beginning of period	135,485	131,219
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Changes related to past service (changes in FCF related to liability for incurred claims)	6	(51)
Insurance service result	(1,285)	(1,243)
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	4,342	8,648
Total changes recognized in income	3,057	7,405
Foreign currency translation	4,234	(1,058)
Total changes	7,291	6,347
Cash flows:
Premiums received	16,055	14,798
Amounts paid to policyholders and other insurance service expenses paid	(13,138)	(11,809)
Insurance acquisition cash flows	(1,257)	(2,034)
Fees received from segregated funds	419	422
Other	1,096	393
Total cash flows	3,175	1,770
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Dispositions	0	(4,238)
Insurance contract assets, ending balance	226	184
Insurance contract liabilities, ending balance	128,913	118,405
Insurance contracts liability (asset) at end of period	146,914	135,485
non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	1,623	1,562
Insurance contract assets, beginning balance	5,453	5,674
Insurance contracts liability (asset) at beginning of period	(4,171)	(4,512)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Changes related to past service (changes in FCF related to liability for incurred claims)	11	(47)
Insurance service result	117	(14)
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	52	45
Total changes recognized in income	169	31
Foreign currency translation	350	(97)
Total changes	519	(66)
Cash flows:
Increase (decrease) through premiums paid for reinsurance contracts held, insurance contracts liability (asset)	1,407	1,525
Increase (decrease) through incurred claims recovered and other insurance service expenses recovered under reinsurance contracts held, insurance contracts liability (asset)	(1,508)	(1,434)
Other	(164)	(279)
Total cash flows	(265)	(188)
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Dispositions	0	(33)
Insurance contract assets, ending balance	5,909	5,453
Insurance contract liabilities, ending balance	1,825	1,623
Insurance contracts liability (asset) at end of period	(4,493)	(4,171)
PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	17,264	16,923
Insurance contract assets, beginning balance	0	0
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Insurance contract assets, ending balance	(129)	0
Insurance contract liabilities, ending balance	18,356	17,264
PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance		41
Insurance contract assets, beginning balance	341	441
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Insurance contract assets, ending balance	409	341
Estimates of PV of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	583,616
Insurance contract assets, beginning balance	4,840
Insurance contracts liability (asset) at beginning of period	578,776
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Insurance contract assets, ending balance	5,676	4,840
Insurance contract liabilities, ending balance	756,186	583,616
Insurance contracts liability (asset) at end of period	750,510	578,776
Estimates of PV of future cash flows | non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	99,420	96,623
Insurance contract assets, beginning balance	578	195
Insurance contracts liability (asset) at beginning of period	115,278	112,515
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Changes related to past service (changes in FCF related to liability for incurred claims)	8	(39)
Insurance service result	(2,128)	(2,750)
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	4,149	8,131
Total changes recognized in income	2,021	5,381
Foreign currency translation	3,524	(898)
Total changes	5,545	4,483
Cash flows:
Premiums received	16,055	14,798
Amounts paid to policyholders and other insurance service expenses paid	(13,138)	(11,809)
Insurance acquisition cash flows	(1,257)	(2,034)
Fees received from segregated funds	419	422
Other	1,096	393
Total cash flows	3,175	1,770
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Dispositions	0	(3,885)
Insurance contract assets, ending balance	670	578
Insurance contract liabilities, ending balance	108,232	99,420
Insurance contracts liability (asset) at end of period	124,923	115,278
Estimates of PV of future cash flows | non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	2,355	2,275
Insurance contract assets, beginning balance	3,848	4,061
Insurance contracts liability (asset) at beginning of period	(1,817)	(2,177)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Changes related to past service (changes in FCF related to liability for incurred claims)	7	(38)
Insurance service result	705	116
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	(139)	(120)
Total changes recognized in income	566	(4)
Foreign currency translation	286	(81)
Total changes	852	(85)
Cash flows:
Increase (decrease) through premiums paid for reinsurance contracts held, insurance contracts liability (asset)	1,407	1,525
Increase (decrease) through incurred claims recovered and other insurance service expenses recovered under reinsurance contracts held, insurance contracts liability (asset)	(1,508)	(1,434)
Other	(164)	(279)
Total cash flows	(265)	(188)
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Dispositions	0	(25)
Insurance contract assets, ending balance	4,292	3,848
Insurance contract liabilities, ending balance	2,212	2,355
Insurance contracts liability (asset) at end of period	(2,472)	(1,817)
Estimates of PV of future cash flows | PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	16,436	16,087
Insurance contract assets, beginning balance	0	0
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Insurance contract assets, ending balance	(129)	0
Insurance contract liabilities, ending balance	17,490	16,436
Estimates of PV of future cash flows | PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance		49
Insurance contract assets, beginning balance	324	440
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Insurance contract assets, ending balance	392	324
Risk adjustment | non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	7,388	6,847
Insurance contract assets, beginning balance	(146)	(51)
Insurance contracts liability (asset) at beginning of period	8,362	7,734
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Changes related to past service (changes in FCF related to liability for incurred claims)	(2)	(12)
Insurance service result	38	257
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	290	525
Total changes recognized in income	328	782
Foreign currency translation	235	(54)
Total changes	563	728
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Dispositions	0	(92)
Insurance contract assets, ending balance	(149)	(146)
Insurance contract liabilities, ending balance	7,948	7,388
Insurance contracts liability (asset) at end of period	8,963	8,362
Risk adjustment | non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	(847)	(771)
Insurance contract assets, beginning balance	1,431	1,450
Insurance contracts liability (asset) at beginning of period	(2,295)	(2,230)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Changes related to past service (changes in FCF related to liability for incurred claims)	4	(9)
Insurance service result	(179)	(84)
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	192	164
Total changes recognized in income	13	80
Foreign currency translation	51	(14)
Total changes	64	66
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Dispositions	0	(9)
Insurance contract assets, ending balance	1,487	1,431
Insurance contract liabilities, ending balance	(855)	(847)
Insurance contracts liability (asset) at end of period	(2,359)	(2,295)
Risk adjustment | PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	828	836
Insurance contract assets, beginning balance	0	0
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Insurance contract assets, ending balance	0	0
Insurance contract liabilities, ending balance	866	828
Risk adjustment | PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance		(8)
Insurance contract assets, beginning balance	17	1
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Insurance contract assets, ending balance	17	17
Net liabilities for remaining coverage: | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	117,440	113,237
Insurance contract assets, beginning balance	(2,516)	118
Insurance contracts liability (asset) at beginning of period	119,956	113,119
Insurance revenue:
Increase (decrease) through insurance revenue, insurance contracts liability (asset)	(22,637)	(21,356)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	341	202
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	341	202
Insurance service result	(22,296)	(21,154)
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	4,262	8,652
Total changes recognized in income	(18,034)	(12,502)
Foreign currency translation	4,262	(1,071)
Total changes	(13,772)	(13,573)
Cash flows:
Premiums received	34,027	31,876
Amounts paid to policyholders and other insurance service expenses paid	0	0
Insurance acquisition cash flows	(1,259)	(2,061)
Fees received from segregated funds	419	422
Other	1,413	794
Total cash flows	34,600	31,031
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Actual investment component excluded from insurance service expense	(10,924)	(9,443)
Dispositions		(1,178)
Insurance contract assets, ending balance	(1,982)	(2,516)
Insurance contract liabilities, ending balance	127,878	117,440
Insurance contracts liability (asset) at end of period	129,860	119,956
Net liabilities for remaining coverage: | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	1,599	1,501
Insurance contract assets, beginning balance	5,019	4,894
Insurance contracts liability (asset) at beginning of period	(3,420)	(3,393)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Increase (decrease) through effect of excluding changes in risk of non-performance by issuer of reinsurance contracts held, insurance contracts liability (asset)	(2,064)	(1,994)
Increase (decrease) through effect of changes in risk of non-performance by issuer of reinsurance contracts held, insurance contracts liability (asset)	2	24
Increase (decrease) through effect of income (expense) for reinsurance contracts held, insurance contracts liability (asset)	(2,062)	(1,970)
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	41	23
Total changes recognized in income	(2,021)	(1,947)
Foreign currency translation	310	(67)
Total changes	(1,711)	(2,014)
Cash flows:
Increase (decrease) through premiums paid for reinsurance contracts held, insurance contracts liability (asset)	2,179	2,268
Other	(322)	(165)
Total cash flows	1,857	2,103
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Actual investment component excluded from insurance service expense	(60)	(69)
Dispositions		7
Insurance contract assets, ending balance	5,403	5,019
Insurance contract liabilities, ending balance	1,897	1,599
Insurance contracts liability (asset) at end of period	(3,506)	(3,420)
Loss component | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	358	185
Insurance contract assets, beginning balance	0	(19)
Insurance contracts liability (asset) at beginning of period	358	204
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Incurred claims and other expenses	(57)	23
Changes related to future service (losses on onerous groups and reversals of such losses)	266	126
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	209	149
Insurance service result	209	149
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	17	7
Total changes recognized in income	226	156
Foreign currency translation	5	(2)
Total changes	231	154
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Insurance contract assets, ending balance	(10)	0
Insurance contract liabilities, ending balance	579	358
Insurance contracts liability (asset) at end of period	589	358
Loss component | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	(2)	0
Insurance contract assets, beginning balance	56	18
Insurance contracts liability (asset) at beginning of period	(58)	(18)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Increase (decrease) through effect of excluding changes in risk of non-performance by issuer of reinsurance contracts held, insurance contracts liability (asset)	92	38
Increase (decrease) through effect of changes in risk of non-performance by issuer of reinsurance contracts held, insurance contracts liability (asset)	0	0
Increase (decrease) through effect of income (expense) for reinsurance contracts held, insurance contracts liability (asset)	92	38
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	5	2
Total changes recognized in income	97	40
Foreign currency translation	0	0
Total changes	97	40
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Actual investment component excluded from insurance service expense	0	0
Dispositions		0
Insurance contract assets, ending balance	153	56
Insurance contract liabilities, ending balance	(2)	(2)
Insurance contracts liability (asset) at end of period	(155)	(58)
Liability for incurred claims: | non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	1,195	1,803
Insurance contract assets, beginning balance	2,700	(24)
Insurance contracts liability (asset) at beginning of period	(1,505)	1,827
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Incurred claims and other expenses	5,075	4,919
Changes related to past service (changes in FCF related to liability for incurred claims)	59	(51)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	5,134	4,868
Insurance service result	5,134	4,868
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	70	(31)
Total changes recognized in income	5,204	4,837
Foreign currency translation	(115)	43
Total changes	5,089	4,880
Cash flows:
Amounts paid to policyholders and other insurance service expenses paid	(13,138)	(11,878)
Insurance acquisition cash flows	0	0
Fees received from segregated funds	0	0
Other	(299)	(428)
Total cash flows	(13,437)	(12,306)
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Actual investment component excluded from insurance service expense	8,349	7,164
Dispositions		(3,070)
Insurance contract assets, ending balance	2,581	2,700
Insurance contract liabilities, ending balance	1,077	1,195
Insurance contracts liability (asset) at end of period	(1,504)	(1,505)
Liability for incurred claims: | non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	26	40
Insurance contract assets, beginning balance	383	752
Insurance contracts liability (asset) at beginning of period	(357)	(712)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Increase (decrease) through effect of excluding changes in risk of non-performance by issuer of reinsurance contracts held, insurance contracts liability (asset)	1,339	1,300
Increase (decrease) through effect of changes in risk of non-performance by issuer of reinsurance contracts held, insurance contracts liability (asset)	(2)	(24)
Increase (decrease) through effect of income (expense) for reinsurance contracts held, insurance contracts liability (asset)	1,337	1,276
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	7	8
Total changes recognized in income	1,344	1,284
Foreign currency translation	38	(82)
Total changes	1,382	1,202
Cash flows:
Increase (decrease) through incurred claims recovered and other insurance service expenses recovered under reinsurance contracts held, insurance contracts liability (asset)	(1,508)	(1,549)
Other	171	(30)
Total cash flows	(1,337)	(1,579)
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Actual investment component excluded from insurance service expense	32	44
Dispositions		(22)
Insurance contract assets, ending balance	364	383
Insurance contract liabilities, ending balance	(70)	26
Insurance contracts liability (asset) at end of period	(434)	(357)
Liability for incurred claims: | Estimates of PV of future cash flows | PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	15,848	15,233
Insurance contract assets, beginning balance	0	0
Insurance contracts liability (asset) at beginning of period	15,848	15,233
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Incurred claims and other expenses	14,897	11,806
Changes related to past service (changes in FCF related to liability for incurred claims)	(2,208)	309
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	12,689	12,115
Insurance service result	12,689	12,115
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	755	994
Total changes recognized in income	13,444	13,109
Foreign currency translation	490	(161)
Total changes	13,934	12,948
Cash flows:
Amounts paid to policyholders and other insurance service expenses paid	(15,305)	(14,078)
Insurance acquisition cash flows	0	0
Fees received from segregated funds	0	0
Other	51	27
Total cash flows	(15,254)	(14,051)
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Actual investment component excluded from insurance service expense	2,575	2,279
Dispositions		(561)
Insurance contract assets, ending balance	(234)	0
Insurance contract liabilities, ending balance	16,869	15,848
Insurance contracts liability (asset) at end of period	17,103	15,848
Liability for incurred claims: | Estimates of PV of future cash flows | PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	0	70
Insurance contract assets, beginning balance	319	450
Insurance contracts liability (asset) at beginning of period	(319)	(380)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Increase (decrease) through effect of excluding changes in risk of non-performance by issuer of reinsurance contracts held, insurance contracts liability (asset)	717	580
Increase (decrease) through effect of changes in risk of non-performance by issuer of reinsurance contracts held, insurance contracts liability (asset)	0	0
Increase (decrease) through effect of income (expense) for reinsurance contracts held, insurance contracts liability (asset)	717	580
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	(1)	25
Total changes recognized in income	716	605
Foreign currency translation	20	(22)
Total changes	736	583
Cash flows:
Increase (decrease) through incurred claims recovered and other insurance service expenses recovered under reinsurance contracts held, insurance contracts liability (asset)	(705)	(562)
Other	3	(2)
Total cash flows	(702)	(564)
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Actual investment component excluded from insurance service expense	28	25
Dispositions		(105)
Insurance contract assets, ending balance	381	319
Insurance contract liabilities, ending balance	0	0
Insurance contracts liability (asset) at end of period	(381)	(319)
Liability for incurred claims: | Risk adjustment | PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	828	836
Insurance contract assets, beginning balance	0	0
Insurance contracts liability (asset) at beginning of period	828	836
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Incurred claims and other expenses	248	105
Changes related to past service (changes in FCF related to liability for incurred claims)	(248)	(163)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	0	(58)
Insurance service result	0	(58)
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	35	53
Total changes recognized in income	35	(5)
Foreign currency translation	3	(3)
Total changes	38	(8)
Cash flows:
Amounts paid to policyholders and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Fees received from segregated funds	0	0
Other	0
Total cash flows	0	0
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Actual investment component excluded from insurance service expense	0	0
Insurance contract assets, ending balance	0	0
Insurance contract liabilities, ending balance	866	828
Insurance contracts liability (asset) at end of period	866	828
Liability for incurred claims: | Risk adjustment | PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning balance	0	(8)
Insurance contract assets, beginning balance	17	1
Insurance contracts liability (asset) at beginning of period	(17)	(9)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset) [abstract]
Increase (decrease) through effect of excluding changes in risk of non-performance by issuer of reinsurance contracts held, insurance contracts liability (asset)	1	7
Increase (decrease) through effect of changes in risk of non-performance by issuer of reinsurance contracts held, insurance contracts liability (asset)	0	0
Increase (decrease) through effect of income (expense) for reinsurance contracts held, insurance contracts liability (asset)	1	7
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	(1)	1
Total changes recognized in income	0	8
Foreign currency translation	0	0
Total changes	0	8
Increase (decrease) through investment components excluded from insurance revenue and insurance service expense, insurance contracts liability (asset) [Abstract]
Actual investment component excluded from insurance service expense	0	0
Dispositions		0
Insurance contract assets, ending balance	17	17
Insurance contract liabilities, ending balance	0	0
Insurance contracts liability (asset) at end of period	$ (17)	$ (17)